Pension and Other Postretirement Benefit Plans Schedule of Fair Value by Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 03, 2015	Mar. 28, 2014	Apr. 03, 2015	Mar. 28, 2014
Pension Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Defined benefit plan, asset allocation			100.00%
Computer Sciences GS Business | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 5,596	$ 0	$ 10,439	$ 5,596
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	5,596	0
Actual return on plan assets held at the reporting date	1,018	(34)
Purchases, sales and settlements	3,825	5,630
Fair value of plan assets at end of year	10,439	5,596
Computer Sciences GS Business | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	56,975	137,037	55,143	$ 56,975
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	56,975	137,037
Fair value of plan assets at end of year	55,143	56,975
Defined benefit plan, asset allocation				100.00%
Computer Sciences GS Business | Pension Plan | U.S. domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	4,366	4,366	2,833	$ 4,366
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	4,366
Fair value of plan assets at end of year	2,833	4,366
Computer Sciences GS Business | Pension Plan | U.S. domestic stocks | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	4,366	4,366	2,833	4,366
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	4,366
Fair value of plan assets at end of year	2,833	4,366
Computer Sciences GS Business | Pension Plan | U.S. domestic stocks | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | U.S. domestic stocks | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Global/International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	659	659	431	659
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	659
Fair value of plan assets at end of year	431	659
Computer Sciences GS Business | Pension Plan | Global/International | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	659	659	431	659
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	659
Fair value of plan assets at end of year	431	659
Computer Sciences GS Business | Pension Plan | Global/International | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Global/International | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Domestic Equity commingled funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	9,848	9,848	8,585	9,848
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	9,848
Fair value of plan assets at end of year	8,585	9,848
Computer Sciences GS Business | Pension Plan | Domestic Equity commingled funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Domestic Equity commingled funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	9,848	9,848	8,585	9,848
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	9,848
Fair value of plan assets at end of year	8,585	9,848
Computer Sciences GS Business | Pension Plan | Domestic Equity commingled funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Global Equity commingled funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	5,336	5,336	2,933	5,336
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	5,336
Fair value of plan assets at end of year	2,933	5,336
Computer Sciences GS Business | Pension Plan | Global Equity commingled funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Global Equity commingled funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	5,336	5,336	2,933	5,336
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	5,336
Fair value of plan assets at end of year	2,933	5,336
Computer Sciences GS Business | Pension Plan | Global Equity commingled funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,934		1,934
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at end of year	1,934
Computer Sciences GS Business | Pension Plan | Fixed income mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,934		1,934
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at end of year	1,934
Computer Sciences GS Business | Pension Plan | Fixed income mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0		0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at end of year	0
Computer Sciences GS Business | Pension Plan | Fixed income mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0		0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at end of year	0
Computer Sciences GS Business | Pension Plan | Fixed income commingled funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	13,162	13,162	9,445	13,162
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	13,162
Fair value of plan assets at end of year	9,445	13,162
Computer Sciences GS Business | Pension Plan | Fixed income commingled funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Fixed income commingled funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	13,162	13,162	9,445	13,162
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	13,162
Fair value of plan assets at end of year	9,445	13,162
Computer Sciences GS Business | Pension Plan | Fixed income commingled funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,518	1,518	999	1,518
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	1,518
Fair value of plan assets at end of year	999	1,518
Computer Sciences GS Business | Pension Plan | Mortgage and asset-backed securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Mortgage and asset-backed securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,518	1,518	999	1,518
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	1,518
Fair value of plan assets at end of year	999	1,518
Computer Sciences GS Business | Pension Plan | Mortgage and asset-backed securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	922	922	771	922
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	922
Fair value of plan assets at end of year	771	922
Computer Sciences GS Business | Pension Plan | Corporate bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	922	922	771	922
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	922
Fair value of plan assets at end of year	771	922
Computer Sciences GS Business | Pension Plan | Corporate bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | U.S. Treasuries
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	965	965	441	965
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	965
Fair value of plan assets at end of year	441	965
Computer Sciences GS Business | Pension Plan | U.S. Treasuries | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | U.S. Treasuries | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	965	965	441	965
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	965
Fair value of plan assets at end of year	441	965
Computer Sciences GS Business | Pension Plan | U.S. Treasuries | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Non U.S. Government
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	39	39	47	39
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	39
Fair value of plan assets at end of year	47	39
Computer Sciences GS Business | Pension Plan | Non U.S. Government | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Non U.S. Government | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	39	39	47	39
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	39
Fair value of plan assets at end of year	47	39
Computer Sciences GS Business | Pension Plan | Non U.S. Government | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | U.S. Government Agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	45	45	14	45
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	45
Fair value of plan assets at end of year	14	45
Computer Sciences GS Business | Pension Plan | U.S. Government Agencies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | U.S. Government Agencies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	45	45	14	45
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	45
Fair value of plan assets at end of year	14	45
Computer Sciences GS Business | Pension Plan | U.S. Government Agencies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Other Alternatives(a)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	14,043	14,043	$ 15,862	$ 14,043
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	14,043
Fair value of plan assets at end of year	15,862	14,043
Defined benefit plan, asset allocation			47.00%	34.00%
Computer Sciences GS Business | Pension Plan | Other Alternatives(a) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	5,523	5,523	$ 5,809	$ 5,523
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	5,523
Fair value of plan assets at end of year	5,809	5,523
Computer Sciences GS Business | Pension Plan | Other Alternatives(a) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	8,520	8,520	10,053	8,520
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	8,520
Fair value of plan assets at end of year	10,053	8,520
Computer Sciences GS Business | Pension Plan | Other Alternatives(a) | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Hedge Funds(b)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	5,596	5,596	10,439	5,596
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	5,596
Fair value of plan assets at end of year	10,439	5,596
Computer Sciences GS Business | Pension Plan | Hedge Funds(b) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Hedge Funds(b) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Hedge Funds(b) | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	5,596	5,596	10,439	5,596
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	5,596
Fair value of plan assets at end of year	10,439	5,596
Computer Sciences GS Business | Pension Plan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	921	921	549	921
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	921
Fair value of plan assets at end of year	549	921
Computer Sciences GS Business | Pension Plan | Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2	2	3	2
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	2
Fair value of plan assets at end of year	3	2
Computer Sciences GS Business | Pension Plan | Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	919	919	546	919
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	919
Fair value of plan assets at end of year	546	919
Computer Sciences GS Business | Pension Plan | Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Computer Sciences GS Business | Pension Plan | Total
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	57,420	57,420	55,283	57,420
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	57,420
Fair value of plan assets at end of year	55,283	57,420
Computer Sciences GS Business | Pension Plan | Total | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	10,550	10,550	11,010	10,550
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	10,550
Fair value of plan assets at end of year	11,010	10,550
Computer Sciences GS Business | Pension Plan | Total | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	41,274	41,274	33,834	41,274
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	41,274
Fair value of plan assets at end of year	33,834	41,274
Computer Sciences GS Business | Pension Plan | Total | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	5,596	5,596	10,439	5,596
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	5,596
Fair value of plan assets at end of year	10,439	5,596
Computer Sciences GS Business | Pension Plan | Unsettled Trade Receivables and Accrued Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	490	490	409	490
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	490
Fair value of plan assets at end of year	409	490
Computer Sciences GS Business | Pension Plan | Unsettled Trade Payable and Accrued Expenses
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	(935)	(935)	$ (549)	$ (935)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	(935)
Fair value of plan assets at end of year	$ (549)	$ (935)
Computer Sciences GS Business | Pension Plan | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Defined benefit plan, asset allocation			27.00%	35.00%
Computer Sciences GS Business | Pension Plan | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Defined benefit plan, asset allocation			25.00%	29.00%
Computer Sciences GS Business | Pension Plan | Cash and other
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Defined benefit plan, asset allocation			1.00%	2.00%